Commitments and Contingencies (Details) - AJAX I [Member] - USD ($)		6 Months Ended
	Mar. 29, 2021	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Underwriters fee		$ 0.35
Aggregate price (in Dollars)		$ 28,174,682
Ordinary share, par value		$ 18.00	$ 18.00
Aggregate shares (in Shares)	80,000,000
Class A Ordinary Share [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate price (in Dollars)	$ 800,000,000
Ordinary share, par value		0.0001
Class B Ordinary Share [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary share, par value		0.0001
Class C Ordinary Share [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary share, par value		$ 0.0001